Other Receivables	12 Months Ended
Jun. 30, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES
7.	OTHER RECEIVABLES

	30 June 2025 $	30 June 2024 $
Security deposit	4,650	4,242
GST / VAT receivable	32,916	82,812
Interest receivable on restricted cash	-	41,625
Funds receivable in respect to the exercise of warrants	-	709,251
Other receivables	10,328	-
	47,894	837,930

These amounts arise from the usual operating activities of the Group and, with the exception of interest receivable on restricted cash, are non-interest bearing. The debtors do not contain any overdue or impaired receivables. The lifetime expected credit loss allowance is not material.